OTHER EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
OTHER EXPENSES

8.OTHER EXPENSES

	2022	2023	2024
	USD’000	USD’000	USD’000
Administrative expenses (Note)	23,921	19,505	17,850
Consulting services expenses	7,754	8,615	7,134
Bank charges	8,705	10,893	12,505
Daily maintenance expenses	4,959	5,756	7,439
Outsourcing service fee	5,931	12,714	19,507
Business development expenses	1,501	2,747	3,945
Storage expenses	2,739	2,452	2,355
	55,510	62,682	70,735
Note:	Administrative expenses mainly include expenses incurred on employee activities, commercial insurance, conference and other miscellaneous expenses, which individually are not material to the Group.